Related Party Transactions (Details) - Schedule of accounts receivable from related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable from– related parties
Total accounts receivable from related party	$ 83,736	$ 93,589
Q Green Techcon Private Limited [Member]
Accounts receivable from– related parties
Total accounts receivable from related party		2,981
Hunyuan Baiyang Food Co., Ltd. [Member]
Accounts receivable from– related parties
Total accounts receivable from related party	37,048	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Accounts receivable from– related parties
Total accounts receivable from related party	$ 46,688	$ 50,520